RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2022
RELATED PARTIES
Schedule of related party transactions

	Assets		Liabilities		Financial result, net		Sales (purchases), net
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021	2022	2021	2022	2021
Transactions with controlling shareholders
Managements and related persons				(22,875)
Alden Fundo de Investimento em Ações				(17,701)
Controller				(131,841)
Suzano Holding	5	2		(248,789)			30	(1,303)
	5	2		(421,206)			30	(1,303)

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation - note 11.2)	8			(9)			(15)	(118)
Bexma Participações Ltda	1	1					4	20
Bizma Investimentos Ltda		1					4	4
Ensyn Technologies						1
Fundação Arymax							1	1
Ibema Companhia Brasileira de Papel (1)	64,179	80,511	(4,199)	(6,288)			90,916	(3,346)
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	6	1	(17)				(2,267)	(2,242)
IPLF Holding S.A.							2	8
Nemonorte Imóveis e Participações Ltda			(15)				(105)	(92)
Other shareholders			(4,055)	(497,867)
	64,194	80,514	(8,286)	(504,164)		1	88,540	(5,765)
	64,199	80,516	(8,286)	(925,370)		1	88,570	(7,068)

Assets
Trade accounts receivable (Note 7)	63,333	73,598
Dividends receivable		6,604
Other assets	866	314
Liabilities
Trade accounts payable (Note 17)			(4,231)	(6,288)
Dividends payable			(4,055)	(919,073)
Other liabillities				(9)
	64,199	80,516	(8,286)	(925,370)

1) Refers mainly to the sale of pulp.

Schedule of management compensation

	June 30,	June 30,
	2022	2021
Short-term benefits
Salary or compensation	24,741	23,665
Direct and indirect benefits	464	407
Bonus	3,516	3,274
	28,721	27,346
Long-term benefits
Share-based compensation plan	25,726	48,042
	25,726	48,042
	54,447	75,388